SUPPLEMENTAL INFORMATION (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2014	Mar. 26, 2010	Oct. 02, 2014	Oct. 31, 2014
Non-cash investing and financing activities [Abstract]
Adjustment in capital lease obligation with equal and opposite impact on related party balance	$ 99,500,000
Debt Conversion, Cash Payment	10,000,000
Proceeds from Equity Method Investment, Dividends or Distributions	2,000,000	0	0
Lease Modifications [Member]
Non-cash investing and financing activities [Abstract]
Adjustment in capital lease obligation with equal and opposite impact on related party balance	105,800,000
Adjustment in capital lease obligation which resulted from reassessment of leases due to change in lease terms			9,100,000
Debt Conversion [Member]
Non-cash investing and financing activities [Abstract]
Debt Conversion, Original Debt, Amount	45,500,000	25,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%				4.50%
Debt Conversion, Converted Instrument, Shares Issued	12,996,476	6,474,827
Debt Conversion, Cash Payment	19,600,000	2,250,000
Avance gas transaction [Member]
Non-cash investing and financing activities [Abstract]
Value of shares allocated in transaction in Dollars		1,300,000
Proceeds from Equity Method Investment, Dividends or Distributions		1,300,000
Number of shares allocated in transaction in shares		108,069
Windsor Group [Member]
Non-cash investing and financing activities [Abstract]
Restricted cash removed from deconsolidation				17,900,000
Other current assets removed from deconsolidation				28,100,000
Vessels removed from deconsolidation				174,800,000
Other current liabilities removed from deconsolidation				28,600,000
Debt removed from deconsolidation				179,800,000
Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Non-cash investing and financing activities [Abstract]
Proceeds from divestiture of businesses and interests in affiliates						1,300,000
Restricted cash						700,000
Variable Interest Entity, Primary Beneficiary | Variable Interest Entities CalPetro Bahamas B1, CalPetro Bahamas BII, CalPetro IOM [Member]
Non-cash investing and financing activities [Abstract]
Proceeds from divestiture of businesses and interests in affiliates							1,300,000
Restricted cash							700,000
Front Opalia, Front Commerce and Front Comanche [Member]
Non-cash investing and financing activities [Abstract]
Related Party Note Payable	48,300,000
Front Champion & Golden Victory [Member]
Non-cash investing and financing activities [Abstract]
Related Party Note Payable		79,000,000
Ship Finance International Limited [Member]
Non-cash investing and financing activities [Abstract]
Related Party Note Payable	120,983,000
Debt Instrument, Interest Rate, Stated Percentage	7.25%
Ship Finance International Limited [Member] | Front Opalia, Front Commerce and Front Comanche [Member]
Non-cash investing and financing activities [Abstract]
Related Party Note Payable	48,385,000
Ship Finance International Limited [Member] | Front Champion & Golden Victory [Member]
Non-cash investing and financing activities [Abstract]
Related Party Note Payable	$ 78,616,000